Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Finance Expense

	Year ended December 31,
	2025	2024
Interest on loans and borrowings(2)	$12,714	$—
Accretion of deferred revenue	$6,764	$2,501
Accretion of provision for rehabilitation and closure costs	3,517	2,339
Interest on lease liabilities	2,653	1,814
Other finance expenses(1)	7,712	10,435
	$33,360	$17,089
(1)    Other finance expenses during the year ended December 31, 2025 included $1.4 million (year ended 2024 - $8.0 million) credit loss on certain accounts receivable (see Note 23).
(2) During the year ended December 31, 2025, the Company capitalized $31.8 million (year ended 2024 - $36.5 million) of borrowing costs to projects in progress.